Equity - Changes to Equity (Detail) - USD ($) $ in Millions		3 Months Ended			9 Months Ended			12 Months Ended
		Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period					$ 6,597
Net income (loss)		$ 273	$ (163)		325
Effects of stock-based incentive compensation plans					13
Balance at end of period		6,935	6,597		6,935
Successor | Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	[1]				4
Balance at end of period	[1]	4	4		4
Successor | Additional Paid-in Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period			7,737		7,742
Effects of stock-based incentive compensation plans			4		13
Balance at end of period		7,755	7,742		7,755	$ 7,737
Successor | Retained Earnings [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period			0		(1,155)
Net income (loss)			(163)		325
Balance at end of period		(830)	(1,155)		(830)	0
Successor | Accumulated Other Comprehensive Income (Loss) [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period			0		6
Balance at end of period		$ 6	6		$ 6	0
Predecessor
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period			0			(22,884)	$ (22,884)	$ (18,209)
Net income (loss)				$ 187		22,851	(656)	(4,677)	$ (6,229)
Net effects of cash flow hedges							(1)
Balance at end of period				(23,539)		0	(23,539)	(22,884)	(18,209)
Predecessor | Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period						(22,851)	(22,851)
Net income (loss)							(656)
Balance at end of period				(23,507)			(23,507)	(22,851)
Predecessor | Accumulated Other Comprehensive Income (Loss) [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period			$ 0			(33)	(33)	(35)	(36)
Net effects of cash flow hedges							(1)
Balance at end of period				$ (32)		$ 0	$ (32)	$ (33)	$ (35)

[1]	Authorized shares totaled 1,800,000,000 at September 30, 2017. Outstanding shares totaled 427,597,368 and 427,580,232 at September 30, 2017 and December 31, 2016, respectively.